COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended			9 Months Ended	12 Months Ended
	Mar. 09, 2020	Sep. 30, 2020	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2023	Mar. 31, 2023
Annual Maintenance					$ 50,090	$ 19,300
Investment description			A contingent sales fee upon first commercial sale of a product of 1% of sales or $150,000 whichever is greater payable quarterly
Contingent sales fee description				A contingent sales fee upon product sales of 1% of sales or $150,000 whichever is greater.
Merger, description	Under the program, if an acquisition, merger or change in control is affected, 10% of the value of the transaction will be allocated to pay the expenses of the transaction including but not limited to legal, accounting, transfer fees and other miscellaneous expense. The balance of the fund after expenses will be allocated 20% to directors and 80% to officers and employees of the Company as allocated by the Chief Executive Officer and approved by the Board of Directors	Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 18% of the outstanding shares of the Company as additional future shares are issued. The officers and directors are entitled to additional future shares so their aggregate ownership percentage remains at 18% of the future outstanding shares of the Company
First Phase I clinical trial [Member]
Future payments				$ 100,000
Annual maintenance fee			$ 50,000	50,000
First Phase III clinical trial [Member]
Future payments			225,000	225,000
First BLA [Member]
Future payments			$ 225,000	$ 225,000